Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Line Items]
Accrued compensation	$ 2,440	$ 1,671
Accrued social charges	3,566	3,193
Accrued Interest	521	0
Other	0	149
Total accrued expenses	$ 6,527	$ 5,013